TAXATION - Summary of Operating Loss Carryforwards (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Loss Carryforwards	¥ 572,481
2022
Operating Loss Carryforwards	6,264
2023
Operating Loss Carryforwards	484
2024
Operating Loss Carryforwards	288,839
2025
Operating Loss Carryforwards	227,979
2026
Operating Loss Carryforwards	¥ 48,915